Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Income Trust
Entity Central Index Key	0000764624
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset Oregon Municipals Fund
Class Name	Class A
Trading Symbol	SHORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Oregon Municipals Fund for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$76	0.75%
[1]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class A shares of Western Asset Oregon Municipals Fund returned 1.94%. The Fund compares its performance to the Bloomberg Oregon Municipal Bond Index, which returned 1.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the power, state general obligation and education sectors.
↑	Overweight to lower-rated securities.

Top detractors from performance:
↓	Rates positioning detracted from performance.
↓	Underweight to transportation as the sector outperformed during the period.
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures to manage duration risk, which was a net contributor to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class A	1.94	0.82	1.44
Class A (with sales charge)	-1.89	-0.05	1.00
Bloomberg Municipal Bond Index	1.66	1.17	2.10
Bloomberg Oregon Municipal Bond Index	1.60	0.55	1.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 41,943,351
Holdings Count | $ / shares	56	[2]
Advisory Fees Paid, Amount	$ 30,517
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$41,943,351
Total Number of Portfolio Holdings*	56
Total Management Fee Paid	$30,517
Portfolio Turnover Rate	18%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset Oregon Municipals Fund
Class Name	Class C
Trading Symbol	SORLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Oregon Municipals Fund for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$131	1.30%
[3]
Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class C shares of Western Asset Oregon Municipals Fund returned 1.38%. The Fund compares its performance to the Bloomberg Oregon Municipal Bond Index, which returned 1.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the power, state general obligation and education sectors.
↑	Overweight to lower-rated securities.

Top detractors from performance:
↓	Rates positioning detracted from performance.
↓	Underweight to transportation as the sector outperformed during the period.
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures to manage duration risk, which was a net contributor to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class C	1.38	0.27	0.88
Class C (with sales charge)	0.39	0.27	0.88
Bloomberg Municipal Bond Index	1.66	1.17	2.10
Bloomberg Oregon Municipal Bond Index	1.60	0.55	1.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 41,943,351
Holdings Count | $ / shares	56	[4]
Advisory Fees Paid, Amount	$ 30,517
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$41,943,351
Total Number of Portfolio Holdings*	56
Total Management Fee Paid	$30,517
Portfolio Turnover Rate	18%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Oregon Municipals Fund
Class Name	Class I
Trading Symbol	LMOOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Oregon Municipals Fund for the period May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$56	0.55%
[5]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2025, Class I shares of Western Asset Oregon Municipals Fund returned 2.14%. The Fund compares its performance to the Bloomberg Oregon Municipal Bond Index, which returned 1.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the power, state general obligation and education sectors.
↑	Overweight to lower-rated securities.

Top detractors from performance:
↓	Rates positioning detracted from performance.
↓	Underweight to transportation as the sector outperformed during the period.
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures to manage duration risk, which was a net contributor to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2025

	1 Year	5 Year	10 Year
Class I	2.14	0.98	1.59
Bloomberg Municipal Bond Index	1.66	1.17	2.10
Bloomberg Oregon Municipal Bond Index	1.60	0.55	1.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 41,943,351
Holdings Count | $ / shares	56	[6]
Advisory Fees Paid, Amount	$ 30,517
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$41,943,351
Total Number of Portfolio Holdings*	56
Total Management Fee Paid	$30,517
Portfolio Turnover Rate	18%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.